Net sales - Disaggregation of Revenue (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) salesChannel	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 724,591	SFr 425,295	SFr 267,120
Number of sales channels | salesChannel	2
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 260,357	187,510	128,344
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	55,105	51,837	31,348
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	409,530	208,089	111,761
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	42,730	22,999	17,867
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	11,973	6,697	9,148
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	683,288	406,390	255,612
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	36,343	15,750	9,570
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	4,960	3,155	1,938
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	448,778	264,819	200,716
Direct-to-Customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 275,813	SFr 160,476	SFr 66,404